Share capital and reserves	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Share capital and reserves

10.	Share capital and reserves

(a)	Authorized share capital

At December 31, 2023, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b)	Details of private placements and other issues of common shares in 2023, 2022 and 2021

On March 18, 2021, the Company closed a registered direct offering private placement for the purchase and sale of 15,846,154 common shares and common share warrants to purchase up to 7,923,077 common shares at a combined purchase price of US$0.65 per unit for aggregate gross proceeds of US$10.3 million (CAD$12,838,950). The common share warrants will be immediately exercisable, have an exercise price of US$0.80 per share and will expire three years from the date of issuance. Share issue costs included a finder’s fee of $834,532 in cash, and finders’ warrants to purchase up to 435,769 common shares at a price of US$0.80 per common share until March 18, 2024. The fair value of the finders’ warrants was $130,731. In connection with the registered direct offering, the Company also incurred $393,837 in share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the registered direct offering were allocated $10,467,776 to share capital and $2,371,174 to warrants.

Share issue costs of $40,990 was recorded for fees paid related to the Short Form Base Shelf Prospectus filed on February 25, 2021.

(c)	Warrants

The continuity of warrants for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
March 27, 2023	$0.50	5,489,658	-	-	(5,489,658)	-
August 6, 2023	$0.90	3,100,000	-	-	(3,100,000)	-
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		17,448,504	-	-	(8,589,658)	8,858,846
Weighted average exercise price		$0.88	-	-	$0.64	$1.08

The weighted average remaining life of warrants outstanding at December 31, 2023 was 0.22 years (2022 – 0.80 years).

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
June 7, 2022	$1.35	4,720,000	-	-	(4,720,000)	-
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		22,168,504	-	-	(4,720,000)	17,448,504
Weighted average exercise price		$0.95	-	-	$1.35	$0.88

The weighted average remaining life of warrants outstanding at December 31, 2022 was 0.80 years (2021 – 1.51 years).

	Exercise	December 31,				December 31,
Expiry date	price	2020	Issued	Exercised	Expired	2021
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	-	7,923,077	-	-	7,923,077
March 18, 2024	USD$0.80	-	435,769			435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		13,809,658	8,358,846	-	-	22,168,504
Weighted average exercise price		$0.92	$1.00	-	-	$0.95

The weighted average remaining life of warrants outstanding at December 31, 2021 was 1.51 years (2020 – 2.08 years).

The weighted average fair value of finders’ warrants granted during the years ended December 31, 2023, 2022 and 2021 calculated using the Black-Scholes option-pricing model at the issue dates, are as follows:

Weighted average assumptions used

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
435,769	March 18, 2021	$ 0.30	0.53%	3	72.42%	$Nil

(d)	Share purchase option compensation plan

The Company’s stock option plan permits the issuance of options up to a maximum of 10% of the Company’s issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed 2% of the issued and outstanding common shares in any twelve month period. At December 31, 2023, the Company had reserved 1,217,141 stock options that may be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five trading days immediately preceding the date of the grant.

The maximum term of all options is five years. The Board of Directors determines the term of the option (to a maximum of five years) and the time during which any option may vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no more than 25% of such option being exercisable in any three month period. All options granted during the years ended December 31, 2023, 2022 and 2021 vested on the grant date.

The Company’s stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the years ended December 31, 2023, 2022 and 2021 are as follows:

Expiry date	Exercise price	December 31, 2022	Granted	Exercised	Expired	December 31, 2023
February 9, 2023	$0.97	350,000	-	-	(350,000)	-
March 3, 2023	$0.96	250,000	-	-	(250,000)	-
March 31, 2023	$0.68	1,975,000	-	-	(1,975,000)	-
May 8, 2023	$0.69	100,000	-	-	(100,000)	-
May 28, 2023	$0.65	100,000	-	-	(100,000)	-
July 8, 2023	$0.62	2,420,000	-	-	(2,420,000)	-
September 18, 2023	$0.51	960,000	-	-	(960,000)	-
March 7, 2027	$0.38	1,125,000	-	-	-	1,125,000
June 10, 2027	$0.33	3,640,000	-	-	-	3,640,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	-	600,000	-	-	600,000
April 3, 2028	$0.26	-	1,975,000	-	-	1,975,000
July 10, 2028	$0.16	-	2,520,000	-	-	2,520,000
September 19, 2028	$0.18	-	1,035,000	-	-	1,035,000
Options outstanding and exercisable		12,530,000	6,130,000	-	(6,155,000)	12,505,000
Weighted average exercise price		$0.49	$0.21	-	$0.66	$0.27

The weighted average remaining life of stock options outstanding at December 31, 2023 was 3.96 years (2022 – 2.53 years).

Expiry date	Exercise price	December 31, 2021	Granted	Exercised	Expired	December 31, 2022
March 4, 2022	$0.47	1,125,000	-	-	(1,125,000)	-
April 30, 2022	$0.41	100,000	-	-	(100,000)	-
April 30, 2022	$0.58	220,000	-	-	(220,000)	-
May 31, 2022	$0.62	600,000	-	-	(600,000)	-
June 9, 2022	$0.64	1,980,000	-	-	(1,980,000)	-
October 3, 2022	$1.13	860,000	-	-	(860,000)	-
December 15, 2022	$0.89	900,000	-	-	(900,000)	-
February 9, 2023	$0.97	350,000	-	-	-	350,000
March 3, 2023	$0.96	250,000	-	-	-	250,000
March 31, 2023	$0.68	1,975,000	-	-	-	1,975,000
May 8, 2023	$0.69	100,000	-	-	-	100,000
May 28, 2023	$0.65	100,000	-	-	-	100,000
July 8, 2023	$0.62	2,470,000	-	-	(50,000)	2,420,000
September 18, 2023	$0.51	960,000	-	-	-	960,000
March 7, 2027	$0.38	-	1,125,000	-	-	1,125,000
June 10, 2027	$0.33	-	3,640,000	-	-	3,640,000
October 4, 2027	$0.30	-	755,000	-	-	755,000
December 16, 2027	$0.33	-	855,000	-	-	855,000
Options outstanding and exercisable		11,990,000	6,375,000	-	(5,835,000)	12,530,000
Weighted average exercise price		$0.68	$0.34	-	$0.71	$0.49

The weighted average remaining life of stock options outstanding at December 31, 2022 was 2.53 years (2021 – 0.98 years).

Expiry date	Exercise price	December 31, 2020	Granted	Exercised	Expired	December 31, 2021
February 7, 2021	$1.11	300,000	-	-	(300,000)	-
February 7, 2021	$0.84	425,000	-	(375,000)	(50,000)	-
March 29, 2021	$1.08	400,000	-	-	(400,000)	-
March 29, 2021	$0.90	100,000	-	-	(100,000)	-
May 6, 2021	$0.69	557,000	-	(275,000)	(282,000)	-
July 7, 2021	$0.80	1,612,000	-	(75,000)	(1,537,000)	-
August 13, 2021	$1.01	150,000	-	-	(150,000)	-
September 16, 2021	$0.90	1,155,000	-	-	(1,155,000)	-
December 12, 2021	$1.00	200,000	-	-	(200,000)	-
March 4, 2022	$0.47	1,125,000	-	-	-	1,125,000
April 30, 2022	$0.41	100,000	-	-	-	100,000
April 30, 2022	$0.58	220,000	-	-	-	220,000
May 31, 2022	$0.62	700,000	-	-	(100,000)	600,000
June 9, 2022	$0.64	2,180,000	-	-	(200,000)	1,980,000
October 3, 2022	$1.13	1,346,000	-	-	(486,000)	860,000
December 15, 2022	$0.89	972,000	-	-	(72,000)	900,000
February 9, 2023	$0.97	-	450,000	-	(100,000)	350,000
March 3, 2023	$0.96	-	325,000	-	(75,000)	250,000
March 31, 2023	$0.68	-	1,975,000	-	-	1,975,000
May 8, 2023	$0.69	-	100,000	-	-	100,000
May 28, 2023	$0.65	-	100,000	-	-	100,000
July 8, 2023	$0.62	-	2,470,000	-	-	2,470,000
September 18, 2023	$0.51	-	960,000	-	-	960,000
Options outstanding and exercisable		11,542,000	6,380,000	(725,000)	(5,207,000)	11,990,000
Weighted average exercise price		$0.80	$0.67	$0.78	$0.90	$0.68

The weighted average remaining life of stock options outstanding at December 31, 2021 was 0.98 years (2020 – 1.08 years).

The fair value of options granted during the years ended December 31, 2023, 2022 and 2021, calculated using the Black-Scholes option-pricing model at grant date, are as follows:

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
1,035,000	September 19, 2023	$0.10	3.96%	5	71.15%	$Nil
2,520,000	July 10, 2023	$0.12	3.81%	5	70.98%	$Nil
1,975,000	April 3, 2023	$0.15	2.87%	5	68.52%	$Nil
600,000	February 13, 2023	$0.18	3.43%	5	68.61%	$Nil
855,000	December 16, 2022	$0.19	3.07%	5	66.04%	$Nil
755,000	October 4, 2022	$0.22	3.42%	5	82.02%	$Nil
3,640,000	June 10, 2022	$0.22	3.38%	5	82.61%	$Nil
1,125,000	March 7, 2022	$0.31	1.65%	5	85.37%	$Nil
960,000	September 17, 2021	$0.23	0.45%	2	82.96%	$Nil
2,470,000	July 8, 2021	$0.25	0.45%	2	84.98%	$Nil
100,000	May 28, 2021	$0.30	0.32%	2	86.03%	$Nil
100,000	May 7, 2021	$0.30	0.33%	2	86.33%	$Nil
1,975,000	March 31, 2021	$0.31	0.22%	2	85.85%	$Nil
325,000	March 2, 2021	$0.43	0.26%	2	85.48%	$Nil
450,000	February 9, 2021	$0.49	0.19%	2	84.04%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended December 31, 2023 was $810,150 (2022 - $1,478,100; 2021 - $1,870,800).